Award Timing Disclosure	12 Months Ended
Jan. 31, 2025 USD ($) $ / shares shares
Pay vs Performance Disclosure [Table]
Equity Awards Adjustments, Footnote [Text Block]

Equity Grant Practices.  Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally approves an annual grant of equity awards consisting of time- and performance-based restricted stock units to our executive officers, including each of the NEOs, during the regular meeting of the Compensation Committee in April. Annual grants of equity awards consisting of time-based restricted stock units to independent members of the Board are generally approved in mid-June following the Annual Meeting. In special circumstances, such as the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of out-of-cycle equity awards, potentially including stock options or similar awards. For example, in connection with his promotion to Chief Executive Officer, effective June 1, 2024, the Compensation Committee granted Mr. Jenkins stock options on June 1, 2024. The Compensation Committee does not take material nonpublic information (“MNPI”) into account when determining the timing or terms of any option award, and the Company does not time the disclosure of MNPI for the purpose of affecting the value of executive compensation and may change its equity grant practices in the future.

As discussed above, during fiscal year 2025, the Company granted stock options to Mr. Jenkins on June 1, 2024. On June 5, 2024, the Company filed a Current Report on Form 8-K to disclose a copy of its June 4, 2024 press release announcing the Company’s financial results for the first quarter ended April 30, 2024 and to furnish a copy of the supplemental slides to be discussed during the company’s June 5, 2024 earnings call.  Additionally, on June 6, 2024, the Company filed a Quarterly Report on Form 10-Q for the quarterly period ended April 30, 2024. See the table below for additional information.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

James M. Jenkins	06/01/2024	20,000	$18.43	$237,200	16.98%

(1)

Reflects the percentage change in the closing market price of our Common Stock between the trading day ending immediately prior to the Form 8‑K filing ($18.85 on June 4, 2024) and the trading day beginning immediately following the disclosure of material nonpublic information ($22.05 on June 6, 2024).

Grant date fair value of the award | $	$ 237,200
Exercise price of the award | $ / shares	$ 18.43
Number of securities underlying the award | shares	20,000
Underlying Security Market Price Change, Percent	16.98